Discontinued operations	6 Months Ended
Jun. 30, 2014
Discontinued operations
4 Discontinued operations

In December 2013, the Group announced the sale of its domestic private banking business booked in Germany (German private banking business) to Bethmann Bank AG, a subsidiary of ABN AMRO. This transaction is subject to customary closing conditions and is expected to close in the course of 2014. As of the end of 2Q14, the German private banking business had total assets and liabilities of CHF 979 million and CHF 742 million, respectively, that were held-for-sale. Bethmann Bank AG and ABN AMRO are companies unrelated to the Group.

In January 2014, the Group completed the sale of CFIG, its private equity fund of funds and co-investment business, to Grosvenor Capital Management and recognized a pre-tax gain on disposal of CHF 91 million in 1Q14 net of allocated goodwill of CHF 23 million. As of the end of 4Q13, CFIG had total assets of CHF 31 million that were held-for-sale. The Group continues to hold investments in, and have unfunded commitments to, investment funds managed by CFIG. Grosvenor Capital Management is a company unrelated to the Group.

In March 2014, the Group completed the spin-off of DLJ Merchant Banking Partners, the Group’s mid-market leveraged buyout business, for no consideration to aPriori Capital Partners L.P., an independent advisory firm established and controlled by members of the business’ management. The transaction was completed with no gain or loss from disposal and insignificant impact on net revenues, operating expenses and net income/(loss) from discontinued operations for 1Q14 and prior periods have not been restated. The Group will retain certain carried interest rights. aPriori Capital Partners L.P. is a company unrelated to the Group.

> Refer to “Note 4 – Discontinued operations” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2013 for further information.

Assets held-for-sale

end of	2Q14	1Q14	4Q13
German private banking business (CHF million)
Cash	277	234	960
Loans	686	507	575
Other assets	16	8	18
Total assets held-for-sale	979	749	1,553
CFIG (CHF million)
Fees receivable	–	–	8
Goodwill	–	–	23
Total assets held-for-sale	–	–	31
Group (CHF million)
Total assets held-for-sale	979	749	1,584

Liabilities held-for-sale

end of	2Q14	1Q14	4Q13
German private banking business (CHF million)
Deposits	696	740	1,118
Other liabilities	46	41	22
Total liabilities held-for-sale	742	781	1,140
Group (CHF million)
Total liabilities held-for-sale	742	781	1,140

For the operations discontinued in 2013 and 2014, the revenues, expenses and gains from disposals were included in the results of the Private Banking & Wealth Management segment. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.

The results of operations of the businesses sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for the relevant periods presented. The assets and liabilities of discontinued operations for which the sale has not yet been completed are presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, and prior periods are not reclassified.

Income/(loss) from discontinued operations

in	2Q14	1Q14	2Q13	6M14	6M13
Operations-related (CHF million)
Net revenues	12	12	68	24	142
of which German private banking business	12	8	12	20	26
of which ETF business	–	–	15	–	29
of which Strategic Partners	–	–	14	–	28
of which CFIG	–	0	26	0	56
Operating expenses	12	16	59	28	111
of which German private banking business	12	14	20	26	38
of which ETF business	–	–	10	–	20
of which Strategic Partners	–	–	2	–	8
of which CFIG	–	0	25	0	41
Income tax expense/(benefit)	0	1	9	1	22
of which German private banking business	0	0	0	0	(1)
of which ETF business	–	–	3	–	5
of which Strategic Partners	–	–	5	–	9
of which CFIG	–	0	1	0	9
Income/(loss), net of tax	0	(5)	0	(5)	9
of which German private banking business	0	(6)	(8)	(6)	(11)
of which ETF business	–	–	2	–	4
of which Strategic Partners	–	–	7	–	11
of which CFIG	–	0	0	0	6
Transaction-related (CHF million)
Gain on disposal	–	91	–	91	–
of which CFIG	–	91	–	91	–
Operating expenses	9	32	15	41	20
of which German private banking business	9	26	–	35	–
of which ETF business	–	–	3	–	6
of which Strategic Partners	–	–	12	–	12
of which CFIG	–	0	–	0	2
Income tax expense/(benefit)	0	39	(6)	39	(8)
of which ETF business	–	–	(1)	–	(2)
of which Strategic Partners	–	–	(5)	–	(5)
of which CFIG	–	42	–	42	(1)
Income/(loss), net of tax	(9)	20	(9)	11	(12)
of which German private banking business	(9)	(26)	–	(35)	–
of which ETF business	–	–	(2)	–	(4)
of which Strategic Partners	–	–	(7)	–	(7)
of which CFIG	–	49	–	49	(1)
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	(9)	15	(9)	6	(3)
of which German private banking business	(9)	(32)	(8)	(41)	(11)
of which ETF business	–	–	0	–	0
of which Strategic Partners	–	–	0	–	4
of which CFIG	–	49	0	49	5